Segment Information (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Net Revenues by Product Segment and by Product Line

Net revenues by product segment and by product line:

	December 31, 2015	December 31, 2014	December 31, 2013
Automotive (APG)	1,727	1,807	1,668
Industrial & Power Discrete (IPD)	1,706	1,865	1,801
Analog, MEMS and Sensors (AMS)	968	1,102	1,306

Sense & Power and Automotive Products (SP&A)	4,401	4,774	4,775

Digital Products Group (DPG)	857	1,086	1,901
Microcontrollers, Memory & Secure MCU (MMS)	1,616	1,507	1,367
Other EPS	—	15	1

Embedded Processing Solutions (EPS)	2,473	2,608	3,269

Total net revenues of product segments	6,874	7,382	8,044

Others (1)	23	22	38

Total consolidated net revenues	6,897	7,404	8,082

(1)	Includes revenues from sales of Subsystems, sales of materials and other products not allocated to product segments.

Operating Income (Loss) by Product Segment

Operating income (loss) by product segment:

	December 31, 2015	December 31, 2014	December 31, 2013
Sense & Power and Automotive Products (SP&A)	286	435	248
Embedded Processing Solutions (EPS)	(110)	(144)	(409)

Total operating income (loss) of product segments	176	291	(161)

Others (1)	(67)	(123)	(304)

Total consolidated operating income (loss)	109	168	(465)

(1)

Operating loss of “Others” includes items such as impairment, restructuring charges and other related closure costs, phase out and start-up costs, and other unallocated expenses such as: strategic or special research and development programs, certain corporate-level operating expenses, patent claims and litigations, and other costs that are not allocated to product groups, as well as operating earnings of the Subsystems and Other Products Group

Reconciliation of Operating Income (Loss) of Segments to Total Operating Income (Loss)

Reconciliation of operating income (loss) of segments to the total operating income (loss):

	December 31, 2015	December 31, 2014	December 31, 2013
Total operating income (loss) of product segments	176	291	(161)
Strategic and other research and development programs	(5)	(7)	(15)
Phase-out and start-up costs	(5)	(16)	(5)
Impairment, restructuring charges and other related closure costs	(65)	(90)	(292)
Other non-allocated provisions(1)	8	(10)	8

Total operating loss Others	(67)	(123)	(304)

Total consolidated operating income (loss)	109	168	(465)

(1)	Includes unallocated income and expenses such as certain corporate-level operating expenses and other costs/income that are not allocated to the product segments.

Net Revenues

Net revenues

	December 31, 2015	December 31, 2014	December 31, 2013
The Netherlands	1,667	1,905	1,860
France	169	200	289
Italy	58	61	78
USA	1,039	1,003	1,041
Singapore	3,606	3,831	3,860
Japan	332	368	420
Other countries	26	36	534

Total	6,897	7,404	8,082

Property, Plant & Equipment

Property, plant and equipment

	December 31, 2015	December 31, 2014
The Netherlands	383	384
France	584	777
Italy	496	555
Other European countries	108	117
USA	8	7
Singapore	276	302
Malaysia	170	180
Other countries	296	325

Total	2,321	2,647